Convertible loan (Details Narrative)			1 Months Ended		12 Months Ended
	Jun. 10, 2021 USD ($) shares	Jun. 10, 2021 CAD ($) shares	Oct. 29, 2019 USD ($) shares	Oct. 29, 2019 USD ($) $ / shares	Jun. 30, 2021 CAD ($)	Dec. 31, 2021	Jun. 30, 2020 CAD ($)	Oct. 29, 2019 CAD ($)	Jun. 30, 2019 CAD ($)
IfrsStatementLineItems [Line Items]
Principal converted			$ 1,000
Exercise price, warrants (in CAD per share) | $ / shares				$ 1.20
Number of common shares issued for convertible loan (in shares) | shares	6,251,250	6,251,250
Number of warrants issued for convertible loan (in shares) | shares	3,125,625	3,125,625
Total borrowings							$ 4,955,500
Borrowings, amount converted	$ 3,750,000				$ 4,353,088
Interest paid		$ 181,286			$ 181,286
Convertible loan [member]
IfrsStatementLineItems [Line Items]
Notional amount			$ 3,750,000	$ 3,750,000
Number of common shares issuable for each US$1000 convertible loan (in shares) | shares			1,667
Borrowing prepayment fee						3.00%
Borrowing fee			450.00%	450.00%				450.00%
Borrowings, interest rate			300.00%	300.00%		7.50%		300.00%
Total borrowings								$ 3,550,131
Borrowings, effective interest rate			4.10%	4.10%				4.10%